Commitments and Contingencies (Details) - Schedule of commercial commitments	12 Months Ended
Dec. 31, 2022 USD ($)
Other Commitments [Line Items]
Leases	$ 605,437
Less than 1 year [Member]
Other Commitments [Line Items]
Leases	202,677
1-3 years [Member]
Other Commitments [Line Items]
Leases	402,760
3-5 years [Member]
Other Commitments [Line Items]
Leases
More than 5 years [Member]
Other Commitments [Line Items]
Leases